Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Derivative [Line Items]
Gross fair value of derivative assets	¥ 21,339	¥ 18,363
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	17,644	15,296
Impact of master netting agreements	(14,853)	(12,885)
Impact of collateral	(2,173)	(1,855)
Net exposure to credit risk	¥ 618	¥ 556